CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property and equipment	¥ 5,688,211	¥ 5,205,228	¥ 4,313,477
Right-of-use assets	1,149,656	1,154,468	1,090,979
Goodwill	46,283,879	46,283,879	46,283,879
Intangible assets	716,895	704,516	675,685
Deferred tax assets	2,856,603	614,060	279,464
Restricted cash	87,929	19,653	20,506
Long-term treasury investments	3,691,387	3,430,499	7,892,899
Investments accounted for using the equity method	3,928,957	3,766,159	3,555,599
Other financial investments measured at fair value through profit or loss	5,489,233	3,602,059	2,886,719
Other financial investments measured at fair value through other comprehensive income	5,589,169	5,624,762	9,624,566
Other non-current assets	3,366,313	3,578,609	1,980,050
Total non-current assets	78,848,232	73,983,892	78,603,823
Current assets:
Accounts receivable	4,648,583	3,492,919	3,434,615
Prepayments, receivables and other current assets	18,463,518	14,539,790	14,350,931
Short-term treasury investments	28,207,341	37,598,495	19,242,083
Restricted cash	3,609,697	1,723,392	1,139,473
Cash and cash equivalents	23,808,032	12,554,843	27,308,098
Total current assets	78,737,171	69,909,439	65,475,200
Total assets	157,585,403	143,893,331	144,079,023
EQUITY
Share capital	150	154	159
Share premium	390,867,761	394,529,955	397,590,607
Treasury shares	(1,438,831)	(524,486)	(112,666)
Shares held for shares award scheme	(3)	(3)	(4)
Other reserves	20,982,023	18,575,526	18,387,891
Accumulated deficit	(312,339,782)	(313,996,930)	(316,565,672)
Equity attributable to non-controlling interest	98,071,318	98,584,216	99,300,315
Non-controlling interests	132,772	117,763	101,304
Total equity	98,204,090	98,701,979	99,401,619
Non-current liabilities
Borrowings	230,831	728,856	1,044,421
Lease liabilities	703,914	700,898	655,847
Deferred tax liabilities	258,838	143,192	165,498
Other non-current liabilities	95,845	178,400	420,729
Total non-current liabilities	1,289,428	1,751,346	2,286,495
Current liabilities
Borrowings	12,353,652	10,754,552	7,697,190
Preferred shares issued by subsidiaries	10,678,693	10,961,493	13,846,145
Lease liabilities	476,499	473,351	472,626
Accounts and notes payable	4,936,984	4,477,990	4,594,287
Accrued expenses and other current liabilities	29,646,057	16,772,620	15,780,661
Total current liabilities	58,091,885	43,440,006	42,390,909
Total liabilities	59,381,313	45,191,352	44,677,404
Total equity and liabilities	¥ 157,585,403	¥ 143,893,331	¥ 144,079,023